Other Long-Term Assets (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013 number	Jun. 30, 2012	Dec. 31, 2012
Available For Sale Securities Continuous Unrealized Loss Position [Abstract]
Aggregate fair value of investments with unrealized losses - Less than 12 months	$ 1		$ 27
Aggregate fair value of investments with unrealized losses - More than 12 months	0		0
Aggregate fair value of investments with unrealized losses - Total	1		27
Aggregate unrealized losses - Less than 12 months	0		(2)
Aggregate unrealized losses - More than 12 months	0		0
Aggregate unrealized losses - Total	0		(2)
Available For Sale Securities Noncurrent [Abstract]
Cost	19		50
Gross unrealized gains	23		21
Gross unrealized losses	0		(2)
Fair value (net carrying value)	42		69
Number of investments (number)	2
Held To Maturity Securities Debt Maturities Net Carrying Amount [Abstract]
After five years	2
After ten years	6
Investment in marketable debt securities - held to maturity	8		7
Non-marketable debt securities - held to maturity	76		86
Held-to-maturity Securities, Parenthetical Disclosure [Abstract]
Fair value of investment in marketable debt securities - held to maturity	10		11
Gross unrealized gains of investment in marketable debt securities - held to maturity	2		4
Notes, Loans and Financing Receivable, Net, Noncurrent [Abstract]
Loans due by equity accounted joint ventures and associates	2		40
Other Assets Noncurrent [Abstract]
Investment in marketable equity securites - available for sale	42		69
Investment in marketable debt securities - held to maturity	8		7
Investment in non-marketable equity securities - available for sale	2		2
Investment in non-marketable assets - held to maturity	2		3
Investment in non-marketable debt securities - held to maturity	76		86
Restricted cash	29		29
Other non-current assets	65		111
Other long-term assets	1,350		1,360
Restricted Cash and Investments, Noncurrent [Abstract]
Restricted cash	29		29
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,126		1,053
Impairments of associates	201	0
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	26	1
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	1	0
Reclassification of fair value adjustments to the income statement - tax effect	0
Environmental Rehabilitation Trust Fund [Member]
Marketable Securities [Abstract]
Reclassification of fair value adjustments to the income statement	(1)	0
Reclassification of fair value adjustments to the income statement - tax effect	0
South Africa [Member] | Village Main Reef Limited [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	1	0
South Africa [Member] | First Uranium Corporation [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	2	1
United States of America [Member] | International Tower Hill Mines Ltd [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	20	0
United States of America [Member] | Corvus Gold Incoporated [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	2	0
Isle of Man [Member] | Stratex International plc [Member]
Gain (Loss) on Investments [Line Items]
Other-than-temporary impairments of marketable equity securities - available for sale	1	0
Investments In Unlisted Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	51		63
Investments In Listed Associates [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	12		18
Investments In Listed Associates [Member] | Mariana Resources Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	4	0
Corporate Joint Venture [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	1,063		972
Corporate Joint Venture [Member] | Societe dExploitation des Mines dOr de Sadiola S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	184	0
Corporate Joint Venture [Member] | Societe des Mines de Morila S.A. [Member]
Schedule Of Equity Method Investments [Line Items]
Carrying value of equity method investments	14
Impairments of associates	12	0
Corporate Joint Venture [Member] | Thani Ashanti Alliance Limited [Member]
Schedule Of Equity Method Investments [Line Items]
Impairments of associates	$ 1	$ 0